Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule of supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	(4.1)	(3.5)
Inventories	(6.5)	(16.0)
Prepaid expenses and other	(1.8)	3.5
Trade and other payables	6.6	25.1
Total change in non-cash operating working capital	(5.8)	9.1

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
OTHER NON-CASH ADJUSTMENTS
(Gain) loss on revaluation of foreign exchange forward contracts and fuel hedge swap contracts	(1.4)	0.8
Unrealized loss on provisionally priced concentrate contracts	0.3	1.8
Equity settled share-based payment expense	0.8	1.0
Loss on disposal of assets	0.3	2.0
Unrealized loss (gain) on revaluation of non-current derivative financial instruments	108.1	(3.0)
Loss on revaluation of CSP’s reclamation and closure cost obligation	0.5	2.0
Inventory provision	0.7	4.0
Loss on revaluation of investments	4.4	28.0
Total other non-cash adjustments	113.7	36.6